CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			201 Months Ended	207 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012	Jan. 31, 2013
Revenues, net	$ 0	$ 4,958	$ 0	$ 14,889	$ 28,651	$ 291,628	$ 1,172,611	$ 5,110,784	$ 5,110,784
Cost of Goods Sold	0	3,630	0	6,892	11,109	155,619	812,266	1,620,375	1,620,375
Gross profit	0	1,328	0	7,997	17,542	136,009	360,345	3,490,409	3,490,409
Operating Expenses:
Research and development	500,482	729,166	1,153,877	2,708,668	4,987,236	10,250,397	13,361,156	131,975,964	133,129,841
Research and development - related party	0	0	0	0	0	0	0	220,218	220,218
Selling and marketing	0	73,397	0	149,058	165,175	1,025,774	3,709,767	9,333,214	9,333,214
General and administrative	790,298	984,996	2,076,934	2,406,280	4,889,179	13,392,920	12,719,239	147,802,156	149,879,090
General and administrative - related party	0	0	0	0	0	0	0	314,328	314,328
Total Operating Expenses	1,290,780	1,787,559	3,230,811	5,264,006	10,041,590	24,669,091	29,790,162	289,645,880	292,876,691
Operating Loss	(1,290,780)	(1,786,231)	(3,230,811)	(5,256,009)	(10,024,048)	(24,533,082)	(29,429,817)	(286,155,471)	(289,386,282)
Other Income (Expense):
Miscellaneous income (expense)	0	0	0	0	0	489,292	750	686,303	686,303
Income from assets held for investment, net (Note 3)	40,998	68,249	1,083,866	780,324	2,206,216	349,458	206,575	4,334,257	5,418,123
Interest income	82	246	307	765	1,519	6,455	27,045	7,781,893	7,782,200
Interest expense	(249,281)	(59,911)	(367,256)	(94,832)	(592,525)	(208,906)	(210,083)	(69,008,682)	(69,375,938)
Change in fair value of derivative liabilities (Note 12)	(4,142,004)	(7,341,004)	(3,783,290)	(4,212,545)	(1,081,440)	2,220,916	4,125,590	(715,977) [1]	(4,499,267) [1]
Loss on extinguishment of debt	0	0	0	0	0	0	0	(14,134,068)	(14,134,068)
Net Loss Before Undernoted	(5,640,985)	(9,118,651)	(6,297,184)	(8,782,297)	(9,490,278)	(21,675,867)	(25,279,940)	(357,211,745)	(363,508,929)
Minority Interest Share of Loss	0	0	0	0	0	0	0	3,038,185	3,038,185
Net Loss	(5,640,985)	(9,118,651)	(6,297,184)	(8,782,297)	(9,490,278)	(21,675,867)	(25,279,940)	(354,173,560)	(360,470,744)
Preferred Stock Dividend	0	0	102,297	0	376,746	766,417	0	3,438,220	3,540,517
Net Loss Available to Common Stockholders	$ (5,640,985)	$ (9,118,651)	$ (6,399,481)	$ (8,782,297)	$ (9,867,024)	$ (22,442,284)	$ (25,279,940)	$ (357,611,780)	$ (364,011,261)
Basic and Diluted Net Loss Per Common Share (Note 16) (in dollars per share)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.03)	$ (0.08)	$ (0.10)
Weighted Average Number of Shares of Common Stock Outstanding - basic and diluted (Note 8) (in shares)	386,422,031	320,557,458	375,366,195	316,950,033

[1]	Includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to July 31, 2012" column. See Note 12 - Derivative Liabilities.